RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the Partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

	2012
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 7	$-	$-	$-
Series 9	170,445	71,320	99,125
Series 10	96,512	14,331	82,181
Series 11	118,638	19,906	98,732
Series 12	130,524	19,730	110,794
Series 14	341,848	66,083	275,765
	$857,967	$191,370	$666,597

	2011
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 7	$-	$-	$-
Series 9	204,984	13,820	191,164
Series 10	96,888	42,458	54,430
Series 11	131,199	105,368	25,831
Series 12	138,792	38,011	100,781
Series 14	370,789	72,099	298,690
	$942,652	$271,756	$670,896

The partnership management fees paid by the Partnership for the years ended March 31, 2012 and 2011 are as follows:

	2012	2011
Series 7	$-	$-
Series 9	85,000	-
Series 10	-	-
Series 11	300,000	1,387,500
Series 12	300,000	-
Series 14	550,000	100,000
TOTAL	$1,235,000	$1,487,500

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total partnership management fees accrued were $20,689,156 and $21,066,189, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2012 and 2011 are as follows:

	2012	2011
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2012 and 2011 charged to each series’ operations are as follows:

	2012	2011
Series 7	$-	$-
Series 9	12,132	13,615
Series 10	10,600	10,916
Series 11	10,346	10,526
Series 12	11,703	12,816
Series 14	16,871	21,831
TOTAL	$61,652	$69,704

Accounts payable - affiliates at March 31, 2012 and 2011 represents general and administrative expenses, partnership management fees, and may include advances which are payable to Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.